SUPPLEMENTAL CASH FLOW INFORMATION Non-Cash Investing Activities (Tables)	12 Months Ended
Oct. 31, 2018
Other Significant Noncash Transactions [Line Items]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]

	Year Ended October 31,
	2018	2017	2016
	(in millions)
Non-cash investing activities:
Increase (decrease) in unpaid capital expenditures	$10	$(4)	$(11)
Increase in capital lease liabilities	—	4	1
	$10	$—	$(10)